Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.72 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
Innovator U.S. Equity Ultra Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $545.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Innovator U.S. Equity Ultra Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $372.94 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)
Innovator U.S. Equity Ultra Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $636.54 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.10%)